UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 	September 30, 2012

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, President, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	          August 7, 2012
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: 220161
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4509    48790 SH       Sole                    44950              3840
Air Prods & Chems Inc Com      COM              009158106     4084    49380 SH       Sole                    45040              4340
Alcoa Inc Com                  COM              013817101     3407   384700 SH       Sole                   351300             33400
American Express Co Com        COM              025816109     4392    77235 SH       Sole                    71125              6110
Amgen Inc Com                  COM              031162100     4715    55935 SH       Sole                    51735              4200
Apple Inc Com                  COM              037833100     5827     8735 SH       Sole                     8095               640
Archer Daniels Midland Com     COM              039483102     4187   154050 SH       Sole                   142550             11500
Automatic Data Process Com     COM              053015103     4995    85145 SH       Sole                    78895              6250
Becton Dickinson & Co Com      COM              075887109     4080    51940 SH       Sole                    47590              4350
Caterpillar Inc Del Com        COM              149123101     3935    45730 SH       Sole                    42830              2900
Chubb Corp  Com                COM              171232101     4621    60585 SH       Sole                    55725              4860
Cisco Sys Inc Com              COM              17275R102     4367   228685 SH       Sole                   210610             18075
Coach Inc Com                  COM              189754104     4507    80455 SH       Sole                    73855              6600
Coca-Cola Co Com               COM              191216100      457    12040 SH       Sole                    12040
Corning Inc Com                COM              219350105     4034   306780 SH       Sole                   281680             25100
Costco Whsl Corp Com           COM              22160K105     4284    42775 SH       Sole                    39090              3685
Disney Walt Co Com             COM              254687106     4539    86830 SH       Sole                    79080              7750
Emerson Elec Co Com            COM              291011104     3409    70620 SH       Sole                    70020               600
Exxon Mobil Corp Com           COM              30231G102     4887    53435 SH       Sole                    49085              4350
Fedex Corp Com                 COM              31428X106     3794    44830 SH       Sole                    41305              3525
General Dynamics Corp Com      COM              369550108     3939    59570 SH       Sole                    54920              4650
General Elec Co Com            COM              369604103     4633   204000 SH       Sole                   202350              1650
Google Inc Cl A                COM              38259P508     5108     6770 SH       Sole                     6220               550
Halliburton Co Com             COM              406216101      586    17400 SH       Sole                     7400             10000
Home Depot Inc Com             COM              437076102     4862    80535 SH       Sole                    74110              6425
Illinois Tool Wks Inc Com      COM              452308109     4390    73825 SH       Sole                    67225              6600
Ingersoll-Rand PLC             COM              G47791101     4247    94755 SH       Sole                    86975              7780
Intel Corp Com                 COM              458140100     4106   181240 SH       Sole                   167040             14200
International Bus Mach Com     COM              459200101     4793    23105 SH       Sole                    21445              1660
International Paper Co Com     COM              460146103     4097   112790 SH       Sole                   111790              1000
JPMorgan Chase & Co Com        COM              46625H100     3572    88245 SH       Sole                    87495               750
Johnson & Johnson Com          COM              478160104     4375    63490 SH       Sole                    58490              5000
Kimberly Clark Corp Com        COM              494368103     4601    53635 SH       Sole                    49635              4000
McDonalds Corp Com             COM              580135101     4528    49355 SH       Sole                    45705              3650
Microsoft Corp Com             COM              594918104     4556   153075 SH       Sole                   141200             11875
Morgan Stanley Com             COM              617446448     4277   255500 SH       Sole                   233900             21600
Nucor Corp Com                 COM              670346105     3815    99700 SH       Sole                    90800              8900
Occidetnal Pete                COM              674599105     4510    52400 SH       Sole                    48150              4250
Pepsico Inc Com                COM              713448108     4136    58445 SH       Sole                    53495              4950
Pfizer Inc Com                 COM              717081103     4768   191875 SH       Sole                   176475             15400
Procter & Gamble Co Com        COM              742718109     4476    64540 SH       Sole                    59265              5275
Qualcomm Inc Com               COM              747525103     4691    75100 SH       Sole                    69430              5670
Schlumberger Ltd Com           COM              806857108     3742    51730 SH       Sole                    51380               350
Staples Inc Com                COM              855030102     3632   315300 SH       Sole                   288400             26900
Stryker Corp Com               COM              863667101     4139    74365 SH       Sole                    68665              5700
Time Warner Inc Com            COM              887317303     4775   105335 SH       Sole                    96460              8875
US Bancorp DE Com              COM              902973304     4852   141460 SH       Sole                   130410             11050
Unilever NV NY                 COM              904784709     3613   101820 SH       Sole                   101020               800
Union Pac Corp Com             COM              907818108     4879    41100 SH       Sole                    38075              3025
Verizon Communications Com     COM              92343V104     4921   107985 SH       Sole                    99685              8300
Wal-Mart Stores Inc Com        COM              931142103     4890    66260 SH       Sole                    60960              5300
Walgreen Co Com                COM              931422109     4624   126890 SH       Sole                   116915              9975